Group assets and liabilities - measurement - Valuation approach for level 3 (Details) - At fair value - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Net financial instruments at fair value	£ 280,053	£ 247,533
Derivative liabilities
Financial instruments
Financial liabilities	1,037
Level 3
Financial instruments
Net financial instruments at fair value	£ 401	425
Percentage using valuation method	0.50%
Level 3 | Equity-type securities
Financial instruments
Financial assets	£ 1,006
Level 3 | Derivative liabilities
Financial instruments
Net financial instruments at fair value	(451)
Financial liabilities	455
With-profits
Financial instruments
Net financial instruments at fair value		43,278
With-profits | Derivative liabilities
Financial instruments
Financial liabilities	45
With-profits | Level 3
Financial instruments
Net financial instruments at fair value		159
Non-linked shareholder-backed
Financial instruments
Net financial instruments at fair value		60,763
Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities	975
Non-linked shareholder-backed | Level 3
Financial instruments
Net financial instruments at fair value	£ 396	266
Reasonably possible decrease in valuation (as a percent)	10.00%
Amount of reasonably possible decrease in valuation	£ 40
Non-linked shareholder-backed | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities	455
REALIC of Jacksonville Plans, Inc | Level 3
Financial instruments
Net financial instruments at fair value	(154)
Financial assets	2,799
Financial liabilities	2,953
Entity excluding REALIC | Level 3
Financial instruments
Net financial instruments at fair value	555
Continuing and discontinued operations
Financial instruments
Net financial instruments at fair value		368,625
Continuing and discontinued operations | Derivative liabilities
Financial instruments
Financial liabilities		3,506
Continuing and discontinued operations | Level 3
Financial instruments
Net financial instruments at fair value		5,301	£ 4,443
Continuing and discontinued operations | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities		423	£ 512
Continuing and discontinued operations | With-profits | Derivative liabilities
Financial instruments
Financial liabilities		1,316
Continuing and discontinued operations | Non-linked shareholder-backed | Derivative liabilities
Financial instruments
Financial liabilities		2,185
Continuing and discontinued operations | Non-linked shareholder-backed | Level 3 | Derivative liabilities
Financial instruments
Financial liabilities		£ 423
Asia insurance operations | Level 3
Financial instruments
Net financial instruments at fair value	£ 159